Themes Copper Miners ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Industrial Services - 1.9%
Guangdong Feinan Resources Recycling Co. Ltd. - Class A	43,840	$98,431

Materials - 97.8% (a)
29Metals Ltd. (b)	198,364	76,118
Aeris Resources Ltd. (b)	255,050	102,125
Altius Minerals Corp.	1,393	41,448
Amarc Resources Ltd. (b)	26,773	26,333
Antofagasta PLC	4,217	186,388
Arizona Sonoran Copper Co., Inc. (b)	15,960	55,582
Atalaya Mining Copper, S.A.	13,332	153,650
Aurubis AG	758	110,637
Avino Silver & Gold Mines Ltd. (b)	9,076	56,471
BHP Group Ltd.	5,510	167,272
Boliden AB (b)	1,776	99,386
Bougainville Copper Ltd. (b)	14,474	7,051
Capstone Copper Corp. (b)	16,009	160,726
Central Asia Metals PLC	30,930	78,381
Chalice Mining Ltd. (b)	37,458	54,745
Chilean Metals, Inc. (b)(c)	78	0
China Gold International Resources Corp. Ltd.	1,742	35,054
China Nonferrous Mining Corp. Ltd.	60,397	114,466
Cia de Minas Buenaventura SAA - ADR	2,148	59,779
Collective Mining Ltd. (b)	3,823	55,706
ERO Copper Corp. (b)	4,045	114,435
First Quantum Minerals Ltd. (b)	8,294	222,374
Foran Mining Corp. (b)	12,960	47,589
Freeport-McMoRan, Inc.	8,677	440,705
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	7,800	76,212
Glencore PLC	32,174	176,316
GoldMining, Inc. (b)	33,642	42,158
Hot Chili Ltd. (b)	17,811	16,522
Hudbay Minerals, Inc.	5,355	106,316
Imperial Metals Corp. (b)	5,731	41,754
Ivanhoe Electric, Inc. (b)	4,555	72,789
Ivanhoe Mines Ltd. - Class A (b)	16,024	182,241
Jiangxi Copper Co. Ltd. - Class A	18,600	146,178
Jinchuan Group International Resources Co. Ltd. (b)(c)	97,134	0
Jiujiang Defu Technology Co. Ltd. - Class A (b)	28,000	143,403
Lundin Mining Corp.	9,252	198,852
Mitsubishi Materials Corp.	2,400	56,231
MMG Ltd. (b)	99,725	112,376
NGEx Minerals Ltd. (b)	5,153	96,111
Nittetsu Mining Co. Ltd.	6,000	85,687
Power Metallic Mines, Inc. (b)	29,238	26,627
Sandfire Resources Ltd. (b)	10,483	125,366
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	52,900	44,284
Solaris Resources, Inc. (b)	11,472	91,940
SolGold PLC (b)	158,465	58,954
Southern Copper Corp.	1,146	164,467
Talon Metals Corp. (b)	103,933	45,433
Taseko Mines Ltd. (b)	23,967	135,677
Teck Resources Ltd. - Class B	3,759	179,960
US Goldmining, Inc. (b)	5,128	45,229
WA1 Resources Ltd. (b)	4,430	58,447
		4,995,951
TOTAL COMMON STOCKS (Cost $4,311,969)		5,094,382

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (d)	11,809	11,809
TOTAL MONEY MARKET FUNDS (Cost $11,809)		11,809

TOTAL INVESTMENTS - 99.9% (Cost $4,323,778)		5,106,191
Other Assets in Excess of Liabilities - 0.1%		5,535
TOTAL NET ASSETS - 100.0%		$5,111,726

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Copper Miners ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$5,094,382	$–	$–	**	$5,094,382
Money Market Funds	11,809	–	–		11,809
Total Investments	$5,106,191	$–	$–		$5,106,191

Refer to the Schedule of Investments for further disaggregation of investment categories.

** Includes a position valued at zero.